SEGMENT AND GEOGRAPHIC INFORMATION - Reportable segments (Details) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Number of reportable segments | segment	5
Disclosure of operating segments [abstract]
Sales	$ 25,820	$ 38,467
Operating (loss) income	(606)	611
Depreciation and amortization	1,510	1,499
Impairment	92	1,097
Capital expenditures	1,251	1,816
Reconciliation from operating income to net income [Abstract]
Operating (loss) income	(606)	611
Income from investments in associates, joint ventures and other investments	127	302
Financing costs - net	(642)	(719)
(Loss) Income before taxes	(1,121)	194
Income tax expense	(524)	(149)
Net (loss) income (including non-controlling interests)	(1,645)	45
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Sales	6,973	10,116
Operating (loss) income	(447)	(323)
Depreciation and amortization	262	271
Impairment	0	600
Capital expenditures	312	326
Reconciliation from operating income to net income [Abstract]
Operating (loss) income	(447)	(323)
Operating segments | Brazil
Disclosure of operating segments [abstract]
Sales	2,375	3,516
Operating (loss) income	267	473
Depreciation and amortization	120	149
Impairment	0	0
Capital expenditures	96	164
Reconciliation from operating income to net income [Abstract]
Operating (loss) income	267	473
Operating segments | Europe
Disclosure of operating segments [abstract]
Sales	13,428	20,798
Operating (loss) income	(655)	(290)
Depreciation and amortization	702	622
Impairment	92	497
Capital expenditures	491	690
Reconciliation from operating income to net income [Abstract]
Operating (loss) income	(655)	(290)
Operating segments | ACIS
Disclosure of operating segments [abstract]
Sales	2,382	3,343
Operating (loss) income	(130)	178
Depreciation and amortization	161	166
Impairment	0	0
Capital expenditures	168	252
Reconciliation from operating income to net income [Abstract]
Operating (loss) income	(130)	178
Operating segments | Mining
Disclosure of operating segments [abstract]
Sales	654	662
Operating (loss) income	450	770
Depreciation and amortization	238	220
Impairment	0	0
Capital expenditures	167	240
Reconciliation from operating income to net income [Abstract]
Operating (loss) income	450	770
Other
Disclosure of operating segments [abstract]
Sales	8	32
Operating (loss) income	(133)	(112)
Depreciation and amortization	27	71
Impairment	0	0
Capital expenditures	19	144
Reconciliation from operating income to net income [Abstract]
Operating (loss) income	(133)	(112)
Intersegment sales
Disclosure of operating segments [abstract]
Sales	(2,188)	(3,156)
Operating (loss) income	42	(85)
Depreciation and amortization	0	0
Impairment	0	0
Capital expenditures	(2)	0
Reconciliation from operating income to net income [Abstract]
Operating (loss) income	42	(85)
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Sales	99	24
Intersegment sales | Brazil
Disclosure of operating segments [abstract]
Sales	409	766
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Sales	26	92
Intersegment sales | ACIS
Disclosure of operating segments [abstract]
Sales	248	208
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Sales	1,400	1,888
Other and Intersegment sales
Disclosure of operating segments [abstract]
Sales	$ 6	$ 178